Expense Example - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio - VIP High Income Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 87
3 years	273
5 years	475
10 years	$ 1,060